Finance lease obligations (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of additional information about leasing activities for lessee [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Total minimum lease payments	$78,174	$89,750	$13,720
Effect of discounting	(3,939)	(5,177)	(788)
Present value of minimum lease payments	74,235	84,573	12,932
Less: current portion	(20,472)	(18,327)	(3,172)
	53,763	66,246	9,760

Minimum payments under finance leases
Less than 12 months	$18,448	20,186	3,508
13 - 36 months	40,615	40,253	6,667
37 - 60 months	19,111	29,311	3,545
	$78,174	$89,750	$13,720